Stock Option Plans - Effects of Stock-Based Compensation Related to Stock Option Awards (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total stock-based compensation	$ 97,133	$ 276,867	$ 915,361	$ 943,117	$ 455,975
Cost of Revenues
Total stock-based compensation	2,212	3,240	11,753	9,603	17,748
Research and Development
Total stock-based compensation	34,836	139,575	460,321	423,950	64,038
General and Administrative
Total stock-based compensation	58,153	74,410	297,175	263,693	323,380
Selling and Marketing
Total stock-based compensation	$ 1,932	$ 59,642	$ 146,112	$ 245,871	$ 50,809